Derivative Instruments - Interest Rate Swap Agreements (Detail) (Interest Rate Swaps [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Notional Amount	$ 1,752,831
Fair Value / Carrying Amount of Assets (Liability)	(216,488)
Swap Agreement One [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	800,000
Fair Value / Carrying Amount of Assets (Liability)	(161,830)
Weighted-Average Remaining Term (years)	8 years 1 month 6 days
Fixed Interest Rate	4.70%
Swap Agreement Two [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	772,831
Fair Value / Carrying Amount of Assets (Liability)	(46,023)
Weighted-Average Remaining Term (years)	5 years 8 months 12 days
Fixed Interest Rate	2.70%
Swap Agreement Three [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	180,000
Fair Value / Carrying Amount of Assets (Liability)	$ (8,635)
Weighted-Average Remaining Term (years)	1 month 6 days
Fixed Interest Rate	3.40%